UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                                 WASHINGTON D.C. 20549
                                      FORM 13F
                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/11

Check here if Amendment[ ]; Amendment Number:
					     ------------

This Amendment (Check only one.):	[ ]is a restatement.
					[ ]adds new holdings entries.


Institutional Investment Manager Filing This Report:

			  Name:    Stevens First Principles Investment Advisors

     			  Address: 4100 Newport Place Drive, Suite 720
               			   Newport Beach, CA 92660

			  13F File Number: 28-12317


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.


Person Signing this Report on Behalf of Reporting Manager:

	Name:		Steven Lee Yamshon
	Title:		Chief Compliance Officer
	Phone:		949-251-9333


Signature, Place, and Date of Signing:


/s/ Steven Lee Yamshon                 Newport Beach, CA     01/12/2012
-----------------------------------  ---------------------  -----------
[Signature]			           [Place]	      [Date]


Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]	13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Included Managers:

No. 13F File Number		Name

01 28-12624			FIRST REPUBLIC INVESTMENT MANAGEMENT, INC.

Report Summary:

Number of Other Included Managers:	 1

Form 13F Information Table Entry Total:	 179

Form 13F Information Table Value Total:  $127,561 (x1,000)


List of Other Included Managers:

No. 13F File Number		Name

01 28-12624			FIRST REPUBLIC INVESTMENT MANAGEMENT, INC.

			      FORM 13F INFORMATION TABLE - STEVENS FIRST PRINCIPLES INVESTMENT ADVISERS 12/31/11
                                                               VALUE  SHRS OR  SH/ PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
           NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x1000) PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE

Abbott Laboratories                  COM            002824100  1,663   29,569  SH        SOLE                  29,569
Aberdeen Asia-Pacific Income Fund    COM            003009107  5,044  688,082  SH        DEFINED              680,082  8,000
Aberdeen Australia Equity Fund       COM            003011103    163   17,984  SH        SOLE                  17,984
Adams Express Company                COM            006212104    207   21,517  SH        DEFINED                1,235 20,282
Aegerion Pharmaceuticals Inc         COM            00767E102      8      500  SH        SOLE                     500
Alcoa Inc                            COM            013817101      7      824  SH        SOLE                     824
Alexander & Baldwin Inc              COM            014482103  2,569   62,943  SH        SOLE                  62,943
Amag Pharmaceuticals Inc             COM            00163U106     19    1,000  SH        SOLE                   1,000
Amarin Corporation PLC               SPONS ADR NEW  023111206     22    3,000  SH        SOLE                   3,000
American Express                     COM            025816109     47    1,000  SH        SOLE                   1,000
Amgen Inc                            COM            031162100     58      900  SH        SOLE                     900
Amicus Therapeutics Inc              COM            03152W109      2      600  SH        SOLE                     600
Apache Corp                          COM            037411105    100    1,100  SH        SOLE                   1,100
Apartment Investment & Management Co CL A           03748R101      1       60  SH        SOLE                      60
Apple Inc                            COM            037833100    224      553  SH        SOLE                     553
Apple Inc                            CALL           037833100     81      200      CALL  SOLE                     200
Archer Daniels Midland Co            COM            039483102  3,598  125,818  SH        DEFINED              119,418  6,400
Ariad Pharmaceutical Inc             COM            04033A100     12    1,000  SH        SOLE                   1,000
AT&T Inc                             COM            00206R102     79    2,600  SH        SOLE                   2,600
Avista Corp                          COM            05379B107    251    9,735  SH        SOLE                   9,735
Barrick Gold Corp                    COM            067901108    252    5,563  SH        SOLE                   5,563
Becton Dickinson Co                  COM            075887109      4       55  SH        SOLE                      55
Berkshire Hathaway Inc - B           CL B NEW       084670702     18      230  SH        SOLE                     230
Biomarin Pharmaceutical Inc          COM            09061G101     17      500  SH        SOLE                     500
Boeing Co                            COM            097023105      1       15  SH        SOLE                      15
BP PLC                               SPONSORED ADR  055622104    612   14,312  SH        SOLE                  14,312
Bristol Myers Squibb Co              COM            110122108     25      700  SH        SOLE                     700
Broadcom Corp Cl A                   CL A           111320107     91    3,100  SH        SOLE                   3,100
California Water Service Group       COM            130788102    842   46,120  SH        SOLE                  46,120
Canadian National Railway Co         COM            136375102      1       15  SH        SOLE                      15
Canadian Natural Resources Ltd       COM            136385101      1       35  SH        SOLE                      35
Canadian Pacific Railway Ltd         COM            13645T100  3,414   50,456  SH        SOLE                  50,456
Celldex Therapeutics, Inc.           COM            15117B103      5    2,000  SH        SOLE                   2,000
Cenovus Energy Inc                   COM            15135U109  4,178  125,833  SH        DEFINED              117,833  8,000
Central Fund of Canada Ltd           CL A           153501101  1,818   92,720  SH        SOLE                  92,720
Chevron Corp                         COM            166764100     10       96  SH        SOLE                      96
Chico's FAS Inc                      COM            168615102      3      230  SH        SOLE                     230
Church & Dwight Co                   COM            171340102  2,891   63,175  SH        SOLE                  63,175
Cincinnati Financial Corp            COM            172062101      2       81  SH        SOLE                      81
Cisco Systems Inc                    COM            17275R102     95    5,280  SH        SOLE                   5,280
Coca Cola Co                         COM            191216100    205    2,935  SH        SOLE                   2,935
Columbia Laboratories Inc.           COM            197779101      4    1,500  SH        SOLE                   1,500
Companhia Siderurgica Nacional       SPONSORED ADR  20440W105      1      120  SH        SOLE                     120
Compass Minerals International Inc.  COM            20451N101      3       50  SH        SOLE                      50
ConocoPhillips                       COM            20825C104  1,687   23,150  SH        SOLE                  23,150
Consolidated-Tomoka Land Co          COM            210226106    461   17,040  SH        SOLE                  17,040
Corning Inc                          CALL           219350105    104    8,000      CALL  SOLE                   8,000
Cummins Inc                          COM            231021106     35      400  SH        SOLE                     400
CVS Caremark Corp                    COM            126650100      3       75  SH        SOLE                      75
Cytokinetics Inc                     COM            23282W100      0      200  SH        SOLE                     200
Danaher Corp                         COM            235851102      1       11  SH        SOLE                      11
Derma Sciences Inc                   COM PAR $.01   249827502     27    3,500  SH        SOLE                   3,500
Diageo Plc                           SPON ADR NEW   25243Q205      9      100  SH        SOLE                     100
DirecTV                              COM CL A       25490A101     86    2,000  SH        SOLE                   2,000
Ecopetrol SA ADR                     SPONSORED ADS  279158109     33      750  SH        SOLE                     750
Edison International                 COM            281020107     83    2,000  SH        SOLE                   2,000
Edwards Lifesciences                 COM            28176E108     14      200  SH        SOLE                     200
EI du Pont de Nemours & Co           COM            263534109  1,735   37,895  SH        SOLE                  37,895
EMC Corp                             COM            268648102     86    4,000  SH        SOLE                   4,000
Enbridge Energy                      COM            29250R106      3      102  SH        SOLE                     102
EnCana Corp                          COM            292505104  2,309  124,623  SH        SOLE                 124,623
Exelis Inc                           COM            30162A108    120   13,310  SH        SOLE                  13,310
Exelixis Inc                         COM            30161Q104     17    3,500  SH        SOLE                   3,500
Express Scripts Inc                  COM            302182100     27      600  SH        SOLE                     600
Exxon Mobil Corp                     COM            30231G102  3,083   36,373  SH        SOLE                  36,373
FirstEnergy Corp                     COM            337932107     10      215  SH        SOLE                     215
Freeport-McMoRan Copper & Gold Inc   COM            35671D857     59    1,600  SH        SOLE                   1,600
FreightCar America Inc               COM            357023100    496   23,670  SH        SOLE                  23,670
Goldcorp Inc                         COM            380956409    867   19,590  SH        SOLE                  19,590
Google Inc                           CL A           38259P508      8       12  SH        SOLE                      12
Gorman Rupp Co                       COM            383082104      6      206  SH        SOLE                     206
Hess Corporation                     COM            42809H107     28      500  SH        SOLE                     500
Home Depot Inc                       COM            437076102      6      150  SH        SOLE                     150
Imperial Oil Ltd                     COM NEW        453038408  4,204   94,508  SH        DEFINED               89,608  4,900
Incyte Corp                          COM            45337C102      9      600  SH        SOLE                     600
Inhibitex Inc                        COM            45719T103      9      800  SH        SOLE                     800
Intel Corp                           COM            458140100  3,860  159,178  SH        SOLE                 159,178
Intl Business Mach                   COM            459200101     46      250  SH        SOLE                     250
iShares COMEX Gold Trust             ETF            464285105  9,571  628,420  SH        DEFINED              593,020 35,400
iShares Lehman 1-3 Yr Treasury Fund  ETF            464287457     66      782  SH        SOLE                     782
iShares MSCI Japan Index             ETF            464286848      2      200  SH        SOLE                     200
iShares MSCI Japan Index             CALL           464286848    182   20,000      CALL  SOLE                  20,000
iShares S&P Natural Res Index Fund   ETF            464287374      2       65  SH        SOLE                      65
iShares Silver Trust                 ETF            46428Q109     35    1,315  SH        SOLE                   1,315
ITT Corp                             COM NEW        450911102    129    6,653  SH        SOLE                   6,653
Juniper Networks Inc                 COM            48203R104     35    1,700  SH        SOLE                   1,700
Kellogg Co                           COM            487836108      5      100  SH        SOLE                     100
Kimberly Clark Corp                  COM            494368103    118    1,600  SH        DEFINED                1,600
Kimco Realty Corp                    COM            49446R109      8      480  SH        SOLE                     480
Kinder Morgan Energy Partners LP     UT LTD PARTNER 494550106     85    1,000  SH        SOLE                   1,000
Las Vegas Sands Corp                 COM            517834107     38      900  SH        SOLE                     900
Liberty Global Inc - A               COM SER A      530555101     16      400  SH        SOLE                     400
Liberty Global Inc - C               COM SER C      530555309     16      400  SH        SOLE                     400
Liberty Media Corp - Interactive     INT COM SER A  53071M104     32    2,000  SH        SOLE                   2,000
Liberty Media Corp New Com Ser A     LIB CAP COM A  530322106     78    1,000  SH        SOLE                   1,000
Madden Steven Ltd                    COM            556269108      2       60  SH        SOLE                      60
Magellan Midstream Partners Lp       COM UNIT RP LP 559080106      1       12  SH        SOLE                      12
Mako Surgical Corp                   COM            560879108      8      300  SH        SOLE                     300
MannKind Corp                        COM            56400P201      1      590  SH        SOLE                     590
Marathon Petroleum Corporation       COM            56585A102      0       15  SH        SOLE                      15
Market Vectors Double Short Euro     SHRT EUR ETN20 617480280    600   13,134  SH        SOLE	               13,134
Market Vectors Gold Miners           ETF            57060U100  4,018   78,135  SH        DEFINED               75,999  2,136
McDonald's Corp                      COM            580135101    361    3,596  SH        SOLE                   3,596
Medco Health Solutions Inc           COM            58405U102     19      342  SH        SOLE                     342
Medivation Inc.                      COM            58501N101     14      300  SH        SOLE                     300
Medtronic Inc                        COM            585055106     96    2,500  SH        DEFINED                2,500
Merck & Co Inc                       COM            58933Y105     17      450  SH        SOLE                     450
MGM Mirage Inc                       COM            552953101     63    6,000  SH        SOLE                   6,000
Microsoft Corp                       COM            594918104      5      204  SH        SOLE                     204
Mks Instruments Inc                  COM            55306N104 	 219    7,855  SH        SOLE                   7,855
Mosaic Co                            COM            61945C103     24      480  SH        SOLE                     480
National Oilwell Varco               COM            637071101  2,772   40,765  SH        SOLE                  40,765
Natural Resource Partners Lp         COM UNIT L P   63900P103  2,391   88,178  SH        SOLE                  88,178
Neoprobe Corp                        COM            640518106      1      500  SH        SOLE                     500
Newmont Mining Corp                  COM            651639106    962   16,035  SH        SOLE                  16,035
NextEra Energy Inc                   COM            65339F101  2,686   44,119  SH        DEFINED               41,999  2,120
Norfolk Southern Corp                COM            655844108     92    1,257  SH        SOLE                   1,257
Novartis AG ADR                      SPONSORED ADR  66987V109  3,212   56,175  SH        SOLE                  56,175
Nps Pharmaceuticals                  COM            62936P103      6      900  SH        SOLE                     900
Nuveen Municipal Value Fund          COM            670928100  2,303  234,954  SH        DEFINED              213,754 21,200
Onyx Pharmaceuticals                 COM            683399109      9      200  SH        SOLE                     200
Pepco Hldgs Inc Com                  COM            713291102    249   12,245  SH        SOLE                  12,245
PepsiCo Inc                          COM            713448108  1,020   15,380  SH        SOLE                  15,380
Petroleo Brasileiro SA               SPONSORED ADR  71654V408      6      245  SH        SOLE                     245
Pfizer Inc                           COM            717081103      2       96  SH        SOLE                      96
Pinnacle West Capital Corp           COM            723484101  1,895   39,340  SH        SOLE                  39,340
Plum Creek Timber Company Inc        COM            729251108  1,928   52,727  SH        DEFINED               43,607  9,120
Potash Corp Of Saskatchewan Inc      COM            73755L107     25      600  SH        SOLE                     600
Potlatch Corp                        COM            737630103  4,416  141,944  SH        DEFINED              130,444 11,500
PowerShares DB Agriculture Fund      DB AGRICULT FD 73936B408     24      815  SH        SOLE                     815
Powershares DB Cmdty Index Fund      UNIT BEN INT   73935S105      3      110  SH        SOLE                     110
Primoris Services Corporation        COM            74164F103     37    2,500  SH        SOLE                   2,500
Protalix Biotherapeutics, Inc.       COM            74365A101      7    1,500  SH        SOLE                   1,500
Prudential Finl Inc                  COM            744320102     40      800  SH        SOLE                     800
Raptor Pharmaceutical Corp           COM            75382F106      6    1,000  SH        SOLE                   1,000
Rayonier Inc                         COM            754907103  2,781   62,313  SH        SOLE                  62,313
Raytheon Co                          COM NEW        755111507    601   12,416  SH        SOLE                  12,416
Reliance Steel & Aluminum Co         COM            759509102     24      500  SH        SOLE                     500
Royal Dutch Shell                    SPONS ADR A    780259206     90    1,225  SH        SOLE                   1,225
Royal Dutch Shell Plc ADR            SPON ADR B	    780259107    724    9,525  SH        DEFINED                6,225  3,300
SAIC Inc                             COM            78390X101     15    1,194  SH        SOLE                   1,194
Sanofi-Aventis SA ADR                SPONSORED ADR  80105N105    294    8,040  SH        SOLE                   8,040
Schlumberger Limited                 COM            806857108    102    1,500  SH        SOLE                   1,500
Scotts Miracle-Gro Co                CL A           810186106    122    2,610  SH        SOLE                   2,610
Seaboard Corp                        COM            811543107    179       88  SH        SOLE                      88
Sempra Energy                        COM            816851109  1,440   26,190  SH        SOLE                  26,190
Sensient Technologies Corp           COM            81725T100    246    6,500  SH        DEFINED                6,500
Sirius XM Radio Inc                  COM            82967N108      6    3,500  SH        SOLE                   3,500
SPDR Gold Trust                      GOLD SHS       78463V107  5,576   36,686  SH        DEFINED               33,736  2,950
SPDR S&P Intl Dividend ETF           S&P INTL ETF   78463X772      9      188  SH        SOLE                     188
Spectra Energy Corp                  COM            847560109  2,651   86,200  SH        SOLE                  86,200
Spirit Aerosystems Inc               COM CL A       848574109     10      505  SH        SOLE                     505
Staples Inc                          COM            855030102      8      540  SH        SOLE                     540
Swiss Helvetia Fund Inc              COM            870875101      2      172  SH        SOLE                     172
Syngenta                             SPONSORED ADR  87160A100    109    1,850  SH        DEFINED                1,850
TECO Energy Inc                      COM            872375100  4,674  244,207  SH        SOLE                 244,207
Texas Pacific Land Trust             SUB CTF I T    882610108     63    1,545  SH        SOLE                   1,545
The Andersons, Inc.                  COM            034164103  1,726   39,542  SH        SOLE                  39,542
THQ Inc                              COM NEW        872443403      1    1,000  SH        SOLE                   1,000
Tjx Companies Inc                    COM            872540109     77    1,200  SH        SOLE                   1,200
Tootsie Roll Industries              COM            890516107    159    6,711  SH        SOLE                   6,711
Total SA                             SPONSORED ADR  89151E109  1,247   24,395  SH        DEFINED               20,695  3,700
Trius Therapeutics Inc               COM            89685K100      7    1,000  SH        SOLE                   1,000
Unilever NV ADR                      N Y SHS NEW    904784709    103    3,000  SH        SOLE                   3,000
Union Pacific Corp                   COM            907818108     73      690  SH        SOLE                     690
United Parcel Svc Inc                CL B           911312106     81    1,100  SH        SOLE                   1,100
US Bancorp Del Com New               COM NEW        902973304    103    3,800  SH        SOLE                   3,800
US SPDR S&P Dividend ETF             S&P DIVID ETF  78464A763     34      640  SH        SOLE                     640
Vale SA ADR                          ADR            91912E105      3      130  SH        SOLE                     130
Vanguard Value ETF                   VALUE ETF      922908744      3       50  SH        SOLE	                   50
Verizon Communications               COM            92343V104  5,294  131,961  SH        SOLE                 131,961
Vodafone Group Plc                   SPONS ADR NEW  92857W100  6,372  227,328  SH        SOLE                 227,328
Walt Disney Co                       COM DISNEY	    254687106     80    2,125  SH        SOLE                   2,125
Western Union Co                     COM            959802109  1,181   64,690  SH        DEFINED               58,800  5,890
Weyerhaeuser Co                      COM            962166104  2,766  148,175  SH        SOLE                 148,175
Xylem Inc                            COM            98419M100    342   13,310  SH        SOLE                  13,310
Ym Biosciences Inc                   COM            984238105      2    1,500  SH        SOLE                   1,500
Yum Brands Inc                       COM            988498101     35      600  SH        SOLE                     600
Ziopharm Oncology Inc                COM            98973P101      9    2,000  SH        SOLE                   2,000